Risk Management - Schedule of Concentration of Credit Risk by Industry (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	$ 16,457,021	$ 15,672,670
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	3,120,154	2,825,719
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	26,607,785	24,743,360
Maximum net exposure	25,903,787	23,795,548
Credit Risk [Member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	1,912,316	1,295,321
Maximum net exposure	$ 1,867,788	$ 1,154,825
Maximum net exposure percent	7.19%	5.24%
Credit Risk [Member] | Mining [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 353,951	$ 429,591
Maximum net exposure	$ 350,880	$ 422,314
Maximum net exposure percent	1.33%	1.74%
Credit Risk [Member] | Electricity, gas and water [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 822,666	$ 922,455
Maximum net exposure	$ 797,103	$ 805,948
Maximum net exposure percent	3.09%	3.73%
Credit Risk [Member] | Agriculture and livestock [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 473,306	$ 537,337
Maximum net exposure	$ 461,226	$ 517,723
Maximum net exposure percent	1.78%	2.17%
Credit Risk [Member] | Forestry and wood extraction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 121,727	$ 64,186
Maximum net exposure	$ 118,991	$ 62,506
Maximum net exposure percent	0.46%	0.26%
Credit Risk [Member] | Fishing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 57,706	$ 19,657
Maximum net exposure	$ 55,551	$ 18,781
Maximum net exposure percent	0.22%	0.08%
Credit Risk [Member] | Transport [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 1,069,824	$ 867,096
Maximum net exposure	$ 1,052,044	$ 797,904
Maximum net exposure percent	4.02%	3.50%
Credit Risk [Member] | Communications [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 115,733	$ 49,002
Maximum net exposure	$ 112,269	$ 46,451
Maximum net exposure percent	0.43%	0.20%
Credit Risk [Member] | Construction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 2,250,918	$ 1,917,901
Maximum net exposure	$ 2,212,576	$ 1,884,123
Maximum net exposure percent	8.46%	7.75%
Credit Risk [Member] | Commerce [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 2,563,194	$ 2,288,011
Maximum net exposure	$ 2,426,240	$ 2,138,150
Maximum net exposure percent	9.63%	9.25%
Credit Risk [Member] | Services [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 4,326,025	$ 4,143,076
Maximum net exposure	$ 4,222,680	$ 4,026,551
Maximum net exposure percent	16.26%	16.74%
Credit Risk [Member] | Other [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 2,389,655	$ 3,139,037
Maximum net exposure	$ 2,328,367	$ 3,116,365
Maximum net exposure percent	8.98%	12.69%
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 16,457,021	$ 15,672,670
Maximum net exposure	$ 16,005,715	$ 14,991,641
Maximum net exposure percent	61.85%	63.35%
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 7,030,610	$ 2,825,719
Maximum net exposure	$ 6,993,090	$ 2,636,236
Maximum net exposure percent	26.42%	11.41%
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 3,120,154	$ 6,244,971
Maximum net exposure	$ 2,904,982	$ 6,167,671
Maximum net exposure percent	11.73%	25.24%